Earnings / (Loss) per Share (EPS)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings / (Loss) per Share (EPS)
13.	Earnings / (Loss) per Share (“EPS”)

The following table sets forth the computation of basic and diluted net earnings / (loss) per share for the years ended December 31, 2014, 2015 and 2016:

Basic EPS – Class A Common Shares

The two class method EPS is calculated as follows:

	Years Ended December 31,
	2014	2015	2016
Numerator
Net income / (loss)	$(51,796,181)	$(268,707,322)	$23,786,352
Less: (Net income) / loss attributable to non-vested share awards	832,333	4,606,096	(20,977)
Net income / (loss) attributable to common shareholders	$(50,963,848)	$(264,101,226)	$23,765,375

Denominator
Weighted average common shares outstanding, basic	613,844	644,260	4,392,688
Effect of convertible note, if converted to common shares	-	-	7,326,007
Weighted average common shares outstanding, diluted	613,844	644,260	11,718,695

Net income / (loss) per common share, basic	$(82.84)	$(409.93)	$5.41

Net income / (loss) per common share, diluted	$(82.84)	$(409.93)	$2.03

Weighted Average Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards and Class A common shares issued for exercised stock option awards from the date they are issued or vested.

Weighted Average Shares – Diluted - In calculating diluted EPS, the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted LPS, the following dilutive securities are included in the shares outstanding unless their effect is anti-dilutive:

•	Unvested share awards outstanding under the Company’s Stock Incentive Plan
•	Class A common shares issuable upon exercise of the Company’s outstanding convertible note

The Company excluded the dilutive effect of 2,800 stock option awards in 2014 and 2015, and 3,923 and 9,172 non-vested share awards in 2015 and 2014, respectively, in calculating dilutive LPS for its Class A common shares as their effect was anti-dilutive.